Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Apr. 30, 2016	Jun. 05, 2015	May 31, 2015 USD ($)	Sep. 19, 2016 USD ($)	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2010 USD ($)	Mar. 23, 2017 shares	Feb. 04, 2015	Dec. 18, 2013 USD ($)	Dec. 31, 2012 USD ($)
Annual lease payments of office									$ 2,748		$ 2,508	$ 2,804
General and administrative expenses									25,295		34,183	45,590
Due from affiliate, total									0		8,887
Due from affiliate, current									8,548		12,669
Long-term receivable from affiliate companies									11,105		0
Due to affiliate, current									32,847		17,791
Due to affiliate									32,847		17,791
Due to affiliate, non current									6,399		0
Deferred gain recognized in Statement of Comprehensive Income									(202,779)		61,484	57,751
Fair value of the claim, recorded as ''Other expense''									11,665		34,982	24,520
Long-term debt									1,651,095		1,581,308	1,612,890
Investments in affiliates									160,071		381,746	344,453
Loan receivable from affiliate companies									23,008		16,474
Proceeds from loan payable to affiliate company									50,000		0	0
Accrued interest on loan payable to affiliate company									1,240		0	0
Outstanding balance									49,876		0
Navios Acquisition Loan
Line Credit Facility Arrangement Fees					$ 700
Credit facility outstanding amount									51,240
Fixed interest rate					8.75%
Available amount of loan facility					$ 70,000
Proceeds from loan payable to affiliate company									50,000
Accrued interest on loan payable to affiliate company									1,240
Unamortized balance of deferred fees									1,364
Outstanding balance									49,876
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																	$ 20,000
General and administrative expenses									7,751		6,205	6,090
Navios Acquisition Agreement
General and administrative expenses									9,427		7,608	7,314
Navios Logistics Agreement
General and administrative expenses									1,000		760	760
Termination date of the administrative services agreement		December 2021
Navios Europe I Agreement
General and administrative expenses									1,300		800	800
Administrative services agreement term in years								6 years
Navios Midstream Agreement
General and administrative expenses									1,500		1,014	96
Administrative services agreement term in years							5 years
Navios Europe II Agreement
General and administrative expenses									1,820		550
Administrative services agreement term in years			6 years
Goldland Anonymos Eteria
Annual lease payments of office									1,044	€ 943
Acropolis
Commissions paid									0		6	2
Trade accounts payable									$ 76		76
Navios Partners
Termination date of the administrative services agreement									December 2017	December 2017
Due from affiliate, total									$ 0		8,887
Long-term receivable from affiliate companies									11,105
Unamortized deferred gain for vessels and rights sold									11,846		13,680
Deferred gain recognized in Statement of Comprehensive Income									1,833		2,621	5,278
Maximum borrowing capacity				$ 60,000
Credit facility outstanding amount									0
Fair value of the claim, recorded as ''Other expense''									$ 19,739
Interest rate description				LIBOR plus 300 basis points
Loan margin percentage				3.00%
Credit facility maturity date				Jan. 02, 2017
Loan receivable from affiliate companies											0
Navios Acquisition
Termination date of the administrative services agreement									May 2020	May 2020
Long-term receivable from affiliate companies									$ 0
Line Credit Facility Arrangement Fees						$ 4,000
Credit facility outstanding amount									$ 0		$ 0
Interest rate description									LIBOR plus 300 basis points	LIBOR plus 300 basis points
Credit facility maturity date									Dec. 31, 2015	Dec. 31, 2015	Dec. 29, 2014
Navios Midstream
Description of the option to acquire Navios Midstream									Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.
Navios Logistics | Navios Acquisition Loan
Ownership percentage of Navios Holdings					78.50%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings															20.00%
Minimum | Navios Midstream
Option agreement percentage interests									25.00%	25.00%
Short Term debt | Navios Acquisition
Maximum borrowing capacity													$ 40,000
Loan margin percentage													3.00%
Navios Holdings debt | Navios Acquisition
Maximum borrowing capacity						$ 200,000
Loan margin percentage						6.00%
Navios Europe I
Deferred gain recognized in Statement of Comprehensive Income									$ 1,303		$ 1,293	831
Investments in affiliates									5,967		5,497					$ 4,750
Navios Europe I | Navios Revolving Loans I
Loan receivable from affiliate companies									10,070		8,868
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Maximum borrowing capacity																$ 24,100
Navios Europe II
Deferred gain recognized in Statement of Comprehensive Income									(14)		1,308
Investments in affiliates									5,894		6,650
Navios Europe II | Navios Revolving Loans II
Loan receivable from affiliate companies									14,343		7,900
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Maximum borrowing capacity											43,500
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income									$ 5,979		15,462	36,959
Ownership percentage of Navios Holdings									20.00%
Investments in affiliates									$ 24,033		115,432
Navios Europe I
Due from affiliate, total									2,376		1,609
Due from affiliate, current									145		211
Long-term receivable from affiliate companies									$ 2,231		1,398
Ownership percentage of Navios Holdings									47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage									12.70%	12.70%
Loan receivable from affiliate companies									$ 7,125		7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility									9,100
Navios Europe II
Due from affiliate, total									10,453		4,196
Due from affiliate, current									8,402		3,571
Long-term receivable from affiliate companies									$ 2,051		625
Ownership percentage of Navios Holdings									47.50%
Navios Europe II | Navios Revolving Loans II
Loan receivable from affiliate companies									$ 11,602		7,327
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility									19,075
Navios Acquisition
Due from affiliate, current									0		0
Deferred gain recognized in Statement of Comprehensive Income									$ 29,801		43,299	$ 19,513
Ownership percentage of Navios Holdings									46.10%
Investments in affiliates									$ 124,062		253,286
Navios Midstream
Due from affiliate, current									$ 0		$ 0
Ownership percentage of Navios Holdings									0.00%
Funding Commitment | Navios Europe I | Navios Revolving Loans I
Available amount of loan facility									$ 4,323
Funding Commitment | Navios Europe II | Navios Revolving Loans II
Available amount of loan facility									$ 9,061
Subsequent event | Share Repurchase Program
General partnership interests | shares														1,271,766
Subsequent event | Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Line of Credit Facility, Increase	$ 14,000